Other Operating Income and Expenses - Summary of Components of Other Operating Income and Expenses (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Other operating income
Gain on sales of property, plant and equipment	¥ 539	¥ 366	¥ 179
Insurance recovery	329	195	679
Government subsidy income	417	254	209
Others	454	827	839
Other operating income	1,739	1,642	1,906
Other operating expenses
Impairment losses on property, plant and equipment	1,840	299	164
Restructuring costs	860
Loss on sales and disposals of property, plant and equipment	600	881	1,113
Litigation and legal expenses	44	60	569
Overseas withholding tax		322	204
Loss on settlement of defined benefit plans			743
Others	394	317	532
Other operating expenses	¥ 3,738	¥ 1,879	¥ 3,325